Income Taxes (Details) - Deferred tax	12 Months Ended
Dec. 31, 2020 USD ($)
Deferred tax assets:
Net operating loss carryforward	$ 22,000
Capitalized start up/organization costs	43,000
Total deferred tax assets	65,000
Valuation allowance	(65,000)
Deferred tax assets, net of allowance	0
Unrecognized tax position	0
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 100,000
Limitation on operating loss carryforward utilization percentage	80.00
Section 382 and 383 limitation percentage threshold	50
Section 382 and 383 measurement period	3 years
Deferred tax assets:
Valuation allowance	$ (100,000)
Operating Loss Carryforwards	$ 100,000